UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
FEBRUARY 28, 2014

                                                                      (Form N-Q)

48470-0414                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
February 28, 2014 (Unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (26.9%)

             COMMON STOCKS (19.8%)

             CONSUMER DISCRETIONARY (1.5%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.4%)
   125,100   TRW Automotive Holdings Corp.*                                $   10,298
                                                                           ----------
             CABLE & SATELLITE (0.2%)
   112,190   Comcast Corp. "A"                                                  5,799
                                                                           ----------
             DEPARTMENT STORES (0.2%)
    99,600   Kohl's Corp.                                                       5,597
                                                                           ----------
             HOME IMPROVEMENT RETAIL (0.1%)
    33,100   Lowe's Companies, Inc.                                             1,656
                                                                           ----------
             HOMEFURNISHING RETAIL (0.1%)
    25,940   Bed Bath & Beyond, Inc.*                                           1,759
                                                                           ----------
             MOVIES & ENTERTAINMENT (0.3%)
    81,310   Walt Disney Co.                                                    6,571
                                                                           ----------
             SPECIALIZED CONSUMER SERVICES (0.2%)
   130,800   H&R Block, Inc.                                                    4,138
                                                                           ----------
             Total Consumer Discretionary                                      35,818
                                                                           ----------

             CONSUMER STAPLES (1.4%)
             -----------------------
             DRUG RETAIL (0.7%)
   128,580   CVS Caremark Corp.                                                 9,404
   103,800   Walgreen Co.                                                       7,053
                                                                           ----------
                                                                               16,457
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.1%)
    31,500   Procter & Gamble Co.                                               2,478
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
    92,300   Wal-Mart Stores, Inc.                                              6,895
                                                                           ----------
             TOBACCO (0.3%)
   104,050   Philip Morris International, Inc.                                  8,419
                                                                           ----------
             Total Consumer Staples                                            34,249
                                                                           ----------

             ENERGY (2.2%)
             -------------
             INTEGRATED OIL & GAS (0.9%)
    31,030   Chevron Corp.                                                      3,578
   199,500   Occidental Petroleum Corp.                                        19,256
                                                                           ----------
                                                                               22,834
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
   164,550   Halliburton Co.                                                    9,379
                                                                           ----------

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1  | USAA Cornerstone Moderately Aggressive Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    79,000   Anadarko Petroleum Corp.                                      $    6,649
    57,000   ConocoPhillips                                                     3,791
   251,000   Marathon Oil Corp.                                                 8,408
                                                                           ----------
                                                                               18,848
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.1%)
    60,000   Valero Energy Corp.                                                2,879
                                                                           ----------
             Total Energy                                                      53,940
                                                                           ----------

             FINANCIALS (3.2%)
             -----------------
             CONSUMER FINANCE (0.4%)
   129,970   Capital One Financial Corp.                                        9,544
                                                                           ----------
             DIVERSIFIED BANKS (0.3%)
   146,420   Wells Fargo & Co.                                                  6,797
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.1%)
   100,000   Morgan Stanley                                                     3,080
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.2%)
    84,680   MetLife, Inc.                                                      4,291
                                                                           ----------
             MULTI-LINE INSURANCE (0.1%)
    52,000   American International Group, Inc.                                 2,588
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   249,417   Citigroup, Inc.                                                   12,129
   142,900   JPMorgan Chase & Co.                                               8,120
                                                                           ----------
                                                                               20,249
                                                                           ----------
             REGIONAL BANKS (0.9%)
   218,600   BB&T Corp.                                                         8,263
    75,800   CIT Group, Inc.                                                    3,690
   110,200   PNC Financial Services Group, Inc.                                 9,012
                                                                           ----------
                                                                               20,965
                                                                           ----------
             SPECIALIZED FINANCE (0.4%)
    50,000   CME Group, Inc.                                                    3,691
    35,220   IntercontinentalExchange Group, Inc.                               7,355
                                                                           ----------
                                                                               11,046
                                                                           ----------
             Total Financials                                                  78,560
                                                                           ----------

             HEALTH CARE (4.1%)
             ------------------
             BIOTECHNOLOGY (1.2%)
   356,000   Gilead Sciences, Inc.*                                            29,473
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
   177,001   Cardinal Health, Inc.                                             12,661
                                                                           ----------
             HEALTH CARE EQUIPMENT (0.1%)
    60,000   Medtronic, Inc.                                                    3,556
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    33,009   Thermo Fisher Scientific, Inc.                                     4,111
                                                                           ----------
             MANAGED HEALTH CARE (0.1%)
    23,000   UnitedHealth Group, Inc.                                           1,777
                                                                           ----------
             PHARMACEUTICALS (2.0%)
   291,140   AbbVie, Inc.                                                      14,822
    43,000   Allergan, Inc.                                                     5,461
   145,590   Johnson & Johnson                                                 13,412
    55,000   Merck & Co., Inc.                                                  3,134

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                                                   Portfolio of Investments |  2

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   350,300   Pfizer, Inc.                                                  $   11,248
                                                                           ----------
                                                                               48,077
                                                                           ----------
             Total Health Care                                                 99,655
                                                                           ----------

             INDUSTRIALS (1.8%)
             ------------------
             AEROSPACE & DEFENSE (0.6%)
    34,700   Raytheon Co.                                                       3,397
   255,400   Spirit AeroSystems Holdings, Inc. "A"*                             7,363
    31,640   United Technologies Corp.                                          3,703
                                                                           ----------
                                                                               14,463
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.2%)
    49,990   United Parcel Service, Inc. "B"                                    4,787
                                                                           ----------
             AIRLINES (0.2%)
    85,000   United Continental Holdings, Inc.*                                 3,822
                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    70,000   Republic Services, Inc.                                            2,388
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.7%)
   694,660   General Electric Co.                                              17,693
                                                                           ----------
             Total Industrials                                                 43,153
                                                                           ----------

             INFORMATION TECHNOLOGY (5.0%)
             -----------------------------
             APPLICATION SOFTWARE (0.4%)
    57,700   Adobe Systems, Inc.*                                               3,959
    70,000   Citrix Systems, Inc.*                                              4,203
                                                                           ----------
                                                                                8,162
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (0.3%)
   371,317   Cisco Systems, Inc.                                                8,095
                                                                           ----------
             COMPUTER HARDWARE (1.1%)
    23,120   Apple, Inc.                                                       12,167
   453,000   Hewlett-Packard Co.                                               13,535
                                                                           ----------
                                                                               25,702
                                                                           ----------
             COMPUTER STORAGE & PERIPHERALS (0.7%)
   155,000   SanDisk Corp.                                                     11,517
   118,000   Seagate Technology plc                                             6,158
                                                                           ----------
                                                                               17,675
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    41,500   Visa, Inc. "A"                                                     9,376
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (0.6%)
    56,000   Facebook, Inc. "A"*                                                3,834
     8,260   Google, Inc. "A"*                                                 10,041
                                                                           ----------
                                                                               13,875
                                                                           ----------
             SEMICONDUCTOR EQUIPMENT (0.1%)
   155,000   Applied Materials, Inc.                                            2,939
                                                                           ----------
             SEMICONDUCTORS (0.7%)
   188,300   Broadcom Corp. "A"                                                 5,596
   324,570   Intel Corp.                                                        8,037
    68,000   Texas Instruments, Inc.                                            3,057
                                                                           ----------
                                                                               16,690
                                                                           ----------
             SYSTEMS SOFTWARE (0.7%)
   378,860   Microsoft Corp.                                                   14,514

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3  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL
AMOUNT                                                                         MARKET
$(000)/                                                                         VALUE
SHARES       SECURITY                                                           (000)
-------------------------------------------------------------------------------------
    81,550   Oracle Corp.                                                  $    3,190
                                                                           ----------
                                                                               17,704
                                                                           ----------
             Total Information Technology                                     120,218
                                                                           ----------

             MATERIALS (0.1%)
             ----------------
             PAPER PRODUCTS (0.1%)
    55,000   International Paper Co.                                            2,689
                                                                           ----------

             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   193,800   CenturyLink, Inc.                                                  6,058
    92,655   Verizon Communications, Inc.                                       4,409
    16,163   Verizon Communications, Inc.                                         767
                                                                           ----------
                                                                               11,234
                                                                           ----------
             Total Telecommunication Services                                  11,234
                                                                           ----------
             Total Common Stocks (cost: $373,261)                             479,516
                                                                           ----------

             PREFERRED STOCKS (1.2%)

             CONSUMER STAPLES (0.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.6%)
    73,682   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual       2,036
   120,000   Dairy Farmers of America, Inc., 7.88%, cumulative
                redeemable, perpetual(a)                                       12,960
                                                                           ----------
                                                                               14,996
                                                                           ----------
             Total Consumer Staples                                            14,996
                                                                           ----------

             ENERGY (0.1%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     2,000   Kinder Morgan G.P., Inc., 4.16%, cumulative redeemable(a)          1,813
                                                                           ----------

             FINANCIALS (0.5%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        70   International Lease Finance Corp., 0.19%, perpetual(b)             4,480
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
    $3,000   Syncora Holdings Ltd., 6.88%, perpetual                              450
                                                                           ----------
             REITs - OFFICE (0.3%)
   268,273   CommonWealth REIT, 6.50%, perpetual                                6,254
    28,227   CommonWealth REIT, Series E, 7.25%, cumulative redeemable,
                perpetual                                                         678
                                                                           ----------
                                                                                6,932
                                                                           ----------
             Total Financials                                                  11,862
                                                                           ----------
             Total Preferred Stocks (cost: $29,314)                            28,671
                                                                           ----------

             EXCHANGE-TRADED FUNDS (5.9%)
   745,118   iShares Core S&P Mid-Cap ETF                                     102,379
    83,055   iShares Core S&P Small-Cap ETF                                     9,113
    82,600   iShares Russell 2000 ETF                                           9,707
   125,000   SPDR S&P 500 ETF Trust                                            23,288
                                                                           ----------
             Total Exchange-Traded Funds (cost: $98,934)                      144,487
                                                                           ----------
             Total U.S. Equity Securities (cost: $501,509)                    652,674
                                                                           ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             INTERNATIONAL EQUITY SECURITIES (30.0%)

             COMMON STOCKS (15.8%)

             CONSUMER DISCRETIONARY (2.0%)
             -----------------------------
             ADVERTISING (0.1%)
     4,700   Dentsu, Inc.                                                  $      177
    34,201   JC Decaux S.A.                                                     1,510
    18,808   REA Group Ltd.                                                       832
                                                                           ----------
                                                                                2,519
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     7,257   Christian Dior S.A.                                                1,436
       701   Compagnie Financiere Richemont S.A.                                   70
       954   Swatch Group AG                                                      112
                                                                           ----------
                                                                                1,618
                                                                           ----------
             AUTO PARTS & EQUIPMENT (0.3%)
       426   Continental AG                                                       104
    11,200   Denso Corp.                                                          599
    51,000   Magna International, Inc.                                          4,545
     4,000   NGK Spark Plug Co. Ltd.                                               90
     2,800   Stanley Electric Co. Ltd.                                             64
     3,600   Toyota Industries Corp.                                              166
    15,070   Valeo S.A.                                                         2,110
                                                                           ----------
                                                                                7,678
                                                                           ----------
             AUTOMOBILE MANUFACTURERS (0.5%)
     7,274   Bayerische Motoren Werke AG                                          845
    39,454   Daimler AG                                                         3,677
    21,136   Fiat S.p.A.*                                                         221
    76,400   Fuji Heavy Industries Ltd.                                         2,067
     1,200   Honda Motor Co. Ltd.                                                  43
    59,000   Mazda Motor Corp.*                                                   284
     8,200   Suzuki Motor Corp.                                                   220
    64,600   Toyota Motor Corp.                                                 3,706
       700   Volkswagen AG                                                        179
                                                                           ----------
                                                                               11,242
                                                                           ----------
             AUTOMOTIVE RETAIL (0.0%)
     4,700   USS Co. Ltd.                                                          63
                                                                           ----------
             BROADCASTING (0.1%)
   588,398   ITV plc                                                            1,990
    11,618   ProSieben Sat.1 Media AG                                             554
       847   RTL Group S.A.                                                       109
                                                                           ----------
                                                                                2,653
                                                                           ----------
             CASINOS & GAMING (0.2%)
   226,000   Galaxy Entertainment Group Ltd.*                                   2,266
   171,600   MGM China Holdings Ltd.                                              732
    20,000   SJM Holdings Ltd.                                                     64
     6,400   Wynn Macau Ltd.                                                       31
                                                                           ----------
                                                                                3,093
                                                                           ----------
             CONSUMER ELECTRONICS (0.1%)
     4,900   Casio Computer Co. Ltd.                                               55
   197,000   Panasonic Corp.                                                    2,470
                                                                           ----------
                                                                                2,525
                                                                           ----------
             DEPARTMENT STORES (0.1%)
    18,167   Next plc                                                           2,049
                                                                           ----------

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5  | USAA Cornerstone Moderately Aggressive Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             FOOTWEAR (0.0%)
     3,500   ASICS Corp.                                                   $       68
    24,500   Yue Yuen Industrial Holdings Ltd.                                     75
                                                                           ----------
                                                                                  143
                                                                           ----------
             HOMEBUILDING (0.1%)
     2,900   Iida Group Holdings Co. Ltd.*                                         44
    31,468   Persimmon plc                                                        762
   142,000   Sekisui Chemical Co. Ltd.                                          1,617
                                                                           ----------
                                                                                2,423
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.3%)
   145,000   Carnival Corp.                                                     5,751
   264,013   TUI Travel plc                                                     1,977
                                                                           ----------
                                                                                7,728
                                                                           ----------
             LEISURE FACILITIES (0.0%)
       400   Oriental Land Co. Ltd.                                                60
                                                                           ----------
             LEISURE PRODUCTS (0.0%)
     3,900   NAMCO BANDAI Holdings, Inc.                                           87
     1,800   Shimano, Inc.                                                        163
                                                                           ----------
                                                                                  250
                                                                           ----------
             SPECIALTY STORES (0.1%)
    31,500   Signet Jewelers Ltd.                                               3,010
                                                                           ----------
             TIRES & RUBBER (0.0%)
    15,300   Bridgestone Corp.                                                    551
                                                                           ----------
             Total Consumer Discretionary                                      47,605
                                                                           ----------

             CONSUMER STAPLES (1.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
   160,000   Golden Agri-Resources Ltd.                                            70
   610,000   Wilmar International Ltd.                                          1,660
                                                                           ----------
                                                                                1,730
                                                                           ----------
             BREWERS (0.2%)
    27,517   Anheuser-Busch InBev N.V.                                          2,885
     8,500   Asahi Group Holdings Ltd.                                            238
    15,718   Heineken Holding N.V.                                              1,017
    39,000   Kirin Holdings Co. Ltd.                                              531
                                                                           ----------
                                                                                4,671
                                                                           ----------
             DISTILLERS & VINTNERS (0.0%)
     8,005   Diageo plc                                                           252
                                                                           ----------
             FOOD DISTRIBUTORS (0.0%)
    19,624   Metcash Ltd.                                                          54
    32,000   Olam International Ltd.                                               45
                                                                           ----------
                                                                                   99
                                                                           ----------
             FOOD RETAIL (0.2%)
    14,239   Casino Guichard-Perrachon S.A.                                     1,618
   271,823   J Sainsbury plc                                                    1,559
    20,035   Koninklijke Ahold  N.V.                                              374
   411,459   Wm Morrison Supermarkets plc                                       1,621
    19,525   Woolworths Ltd.                                                      629
                                                                           ----------
                                                                                5,801
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.1%)
     4,316   Henkel AG & Co. KGaA                                                 437
    19,566   Reckitt Benckiser Group plc                                        1,610

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                                                   Portfolio of Investments |  6

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
    23,640   Svenska Cellulosa AB "B"                                      $      718
                                                                           ----------
                                                                                2,765
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.1%)
    13,800   Aeon Co. Ltd.                                                        169
    52,525   Carrefour S.A.                                                     1,937
                                                                           ----------
                                                                                2,106
                                                                           ----------
             PACKAGED FOODS & MEAT (0.6%)
       463   Barry Callebaut AG                                                   577
         8   Lindt & Spruengli AG                                                 464
        19   Lindt & Spruengli AG                                                  94
    51,238   Nestle S.A.                                                        3,880
     4,000   Nippon Meat Packers, Inc.                                             64
    56,967   Suedzucker AG                                                      1,584
    21,656   Tate & Lyle plc                                                      233
    36,006   Unilever N.V.                                                      1,428
    70,950   Unilever N.V.                                                      2,807
    64,920   Unilever plc                                                       2,654
                                                                           ----------
                                                                               13,785
                                                                           ----------
             TOBACCO (0.1%)
    12,832   British American Tobacco plc                                         698
    71,700   Japan Tobacco, Inc.                                                2,277
                                                                           ----------
                                                                                2,975
                                                                           ----------
             Total Consumer Staples                                            34,184
                                                                           ----------

             ENERGY (1.3%)
             -------------
             INTEGRATED OIL & GAS (0.8%)
   623,974   BP plc                                                             5,270
    10,971   ENI S.p.A.                                                           265
    36,035   OMV AG                                                             1,640
     1,215   Repsol S.A.                                                           31
    85,171   Royal Dutch Shell plc "A"                                          3,106
    56,631   Royal Dutch Shell plc "B"                                          2,207
    35,000   Royal Dutch Shell plc ADR                                          2,550
    71,887   Total S.A.                                                         4,667
                                                                           ----------
                                                                               19,736
                                                                           ----------
             OIL & GAS DRILLING (0.2%)
     8,118   Transocean Ltd.                                                      343
    96,500   Transocean Ltd.                                                    4,092
                                                                           ----------
                                                                                4,435
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
    49,000   Schlumberger Ltd.                                                  4,557
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.0%)
    14,759   Woodside Petroleum Ltd.                                              500
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.1%)
     3,901   Delek Group Ltd.                                                   1,461
     2,000   Idemitsu Kosan Co. Ltd.                                               41
    22,800   JX Holdings, Inc.                                                    118
   136,900   Showa Shell Sekiyu K.K.                                            1,344
                                                                           ----------
                                                                                2,964
                                                                           ----------
             Total Energy                                                      32,192
                                                                           ----------

             FINANCIALS (2.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   202,714   Aberdeen Asset Management plc                                      1,326
                                                                           ----------

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7  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             DIVERSIFIED BANKS (1.8%)
   113,570   Australia and New Zealand Banking Group Ltd.                  $    3,257
   170,472   Banco Bilbao Vizcaya Argentaria S.A.                               2,117
   136,405   Banco Santander S.A.                                               1,236
   160,238   Bank Hapoalim B.M.                                                   871
   236,000   Bank of East Asia Ltd.                                               976
    10,430   Barclays plc                                                          44
     1,597   BNP Paribas S.A.                                                     131
    81,000   BOC Hong Kong Holdings Ltd.                                          246
    56,552   Commonwealth Bank of Australia                                     3,768
   103,601   DnB NOR ASA                                                        1,880
    16,800   Hang Seng Bank Ltd.                                                  273
   547,045   HSBC Holdings plc                                                  5,768
    98,000   HSBC Holdings plc ADR                                              5,173
    11,186   KBC Groep N.V.                                                       710
    37,400   Lloyds Banking Group plc*                                             52
   534,200   Mitsubishi UFJ Financial Group, Inc.                               3,081
 1,151,500   Mizuho Financial Group, Inc.                                       2,365
    38,568   National Australia Bank Ltd.                                       1,196
    45,000   Oversea-Chinese Banking Corp. Ltd.                                   339
   154,239   Skandinaviska Enskilda Banken "A"                                  2,169
     1,679   Societe Generale                                                     112
    60,300   Sumitomo Mitsui Financial Group, Inc.                              2,690
    79,000   Sumitomo Mitsui Trust Holdings, Inc.                                 370
    17,513   Swedbank AB "A"                                                      494
   114,635   Westpac Banking Corp.                                              3,424
                                                                           ----------
                                                                               42,742
                                                                           ----------
             DIVERSIFIED CAPITAL MARKETS (0.0%)
     3,395   UBS AG                                                                73
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.1%)
   197,000   Daiwa Securities Group, Inc.                                       1,773
    82,000   Nomura Holdings, Inc.                                                554
                                                                           ----------
                                                                                2,327
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.2%)
   200,578   AEGON N.V.                                                         1,808
   563,302   Legal & General Group plc                                          2,268
    78,246   Prudential plc                                                     1,775
                                                                           ----------
                                                                                5,851
                                                                           ----------
             MULTI-LINE INSURANCE (0.3%)
    33,303   Ageas                                                              1,528
    12,208   Allianz SE                                                         2,186
    60,190   AXA S.A.                                                           1,574
     3,838   Gjensidige Forsikring ASA                                             80
    22,343   Sampo Oyj "A"                                                      1,132
                                                                           ----------
                                                                                6,500
                                                                           ----------
             MULTI-SECTOR HOLDINGS (0.1%)
    24,363   Exor S.p.A.                                                          991
    58,264   Investor AB "B"                                                    2,076
                                                                           ----------
                                                                                3,067
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
    28,400   ORIX Corp.                                                           418
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
    28,500   NKSJ Holdings, Inc.                                                  719
       540   Tryg A/S                                                              52
                                                                           ----------
                                                                                  771
                                                                           ----------
             REAL ESTATE DEVELOPMENT (0.0%)
    22,000   Cheung Kong Holdings Ltd.                                            345

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
    64,000   Sino Land Co.                                                 $       91
                                                                           ----------
                                                                                  436
                                                                           ----------
             REAL ESTATE OPERATING COMPANIES (0.1%)
   231,000   Hysan Development Co. Ltd.                                           962
    17,237   Swiss Prime Site AG                                                1,448
                                                                           ----------
                                                                                2,410
                                                                           ----------
             REGIONAL BANKS (0.0%)
    26,000   Bank of Yokohama Ltd.                                                131
    17,000   Fukuoka Financial Group, Inc.                                         68
     5,700   Iyo Bank Ltd.                                                         52
    40,400   Resona Holdings, Inc.                                                210
     5,000   Yamaguchi Financial Group, Inc.                                       44
                                                                           ----------
                                                                                  505
                                                                           ----------
             REINSURANCE (0.2%)
    18,701   Hannover Rueck SE                                                  1,593
     3,919   Muenchener Rueckversicherungs-Gesellschaft AG                        858
    24,192   Swiss Re AG                                                        2,261
                                                                           ----------
                                                                                4,712
                                                                           ----------
             SPECIALIZED FINANCE (0.0%)
     5,329   London Stock Exchange Group plc                                      181
                                                                           ----------
             Total Financials                                                  71,319
                                                                           ----------

             HEALTH CARE (1.6%)
             ------------------
             BIOTECHNOLOGY (0.0%)
     3,986   Actelion Ltd.                                                        423
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.1%)
       900   Alfresa Holdings Corp.                                                53
   110,900   Medipal Holdings Corp.                                             1,711
                                                                           ----------
                                                                                1,764
                                                                           ----------
             HEALTH CARE SERVICES (0.1%)
     1,214   Fresenius Medical Care AG & Co. KGaA                                  84
     8,769   Fresenius SE & Co. KGaA                                            1,363
    36,799   Sonic Healthcare Ltd.                                                570
                                                                           ----------
                                                                                2,017
                                                                           ----------
             HEALTH CARE SUPPLIES (0.1%)
    21,523   Coloplast A/S "B"                                                  1,813
                                                                           ----------
             PHARMACEUTICALS (1.3%)
    27,684   AstraZeneca plc                                                    1,893
     7,601   Bayer AG                                                           1,079
   147,093   GlaxoSmithKline plc                                                4,117
       252   Merck KGaA                                                            44
    50,684   Novartis AG                                                        4,233
    65,000   Novartis AG ADR                                                    5,407
    31,465   Novo Nordisk A/S "B"                                               1,500
    59,600   Otsuka Holdings Co. Ltd.                                           1,829
    21,162   Roche Holding AG                                                   6,530
    16,934   Sanofi                                                             1,761
     6,600   Shionogi & Co. Ltd.                                                  143
    21,605   Shire plc                                                          1,201
       700   Taisho Pharmaceutical Holdings Co. Ltd.                               53
    40,032   Teva Pharmaceutical Industries Ltd.                                1,943
                                                                           ----------
                                                                               31,733
                                                                           ----------
             Total Health Care                                                 37,750
                                                                           ----------

================================================================================

9  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             INDUSTRIALS (2.5%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
    28,303   Safran S.A.                                                   $    1,993
    26,981   Thales S.A.                                                        1,791
                                                                           ----------
                                                                                3,784
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.1%)
    25,736   Deutsche Post AG                                                     966
    41,881   TNT Express NV                                                       408
                                                                           ----------
                                                                                1,374
                                                                           ----------
             AIRLINES (0.1%)
    70,926   easyJet plc                                                        2,044
    19,662   International Consolidated Airlines Group S.A.*                      144
                                                                           ----------
                                                                                2,188
                                                                           ----------
             AIRPORT SERVICES (0.0%)
   230,469   Auckland International Airport Ltd.                                  723
                                                                           ----------
             BUILDING PRODUCTS (0.2%)
    16,750   Assa Abloy AB "B"                                                    853
     5,200   Daikin Industries Ltd.                                               298
     5,228   Geberit AG                                                         1,644
     5,900   LIXIL Group Corp.                                                    172
   119,000   Toto Ltd.                                                          1,682
                                                                           ----------
                                                                                4,649
                                                                           ----------
             COMMERCIAL PRINTING (0.0%)
    12,000   Dai Nippon Printing Co. Ltd.                                         120
    12,000   Toppan Printing Co. Ltd.                                              89
                                                                           ----------
                                                                                  209
                                                                           ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    18,322   ACS Actividades de Construccion y Servicios S.A.                     659
     5,901   Hochtief AG                                                          548
    15,618   Leighton Holdings Ltd.                                               252
    32,324   Vinci S.A.                                                         2,415
                                                                           ----------
                                                                                3,874
                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
   102,500   Hino Motors Ltd.                                                   1,512
    24,000   Kubota Corp.                                                         335
 1,423,000   Yangzijiang Shipbuilding Holdings Ltd.                             1,274
                                                                           ----------
                                                                                3,121
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   164,200   Eaton Corp. plc                                                   12,268
    12,000   Fuji Electric Co. Ltd.                                                55
     2,200   Nidec Corp.                                                          270
     2,944   Osram Licht AG*                                                      200
    11,400   Sumitomo Electric Industries Ltd.                                    174
                                                                           ----------
                                                                               12,967
                                                                           ----------
             HEAVY ELECTRICAL EQUIPMENT (0.0%)
    46,000   Mitsubishi Electric Corp.                                            545
                                                                           ----------
             HIGHWAYS & RAILTRACKS (0.1%)
    58,199   Abertis Infraestructuras S.A.                                      1,367
    36,000   Atlantia S.p.A.                                                      913
                                                                           ----------
                                                                                2,280
                                                                           ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     5,089   Adecco S.A.                                                          439

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
    59,541   Capita plc                                                    $    1,137
                                                                           ----------
                                                                                1,576
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
   164,000   Hutchison Whampoa Ltd.                                             2,211
    20,000   NWS Holdings Ltd.                                                     31
     6,260   Siemens AG                                                           836
                                                                           ----------
                                                                                3,078
                                                                           ----------
             INDUSTRIAL MACHINERY (0.1%)
     1,739   Alfa Laval AB                                                         47
     8,533   Atlas Copco AB "B"                                                   227
    29,000   IHI Corp.                                                            133
    67,000   Mitsubishi Heavy Industries Ltd.                                     411
    11,000   NSK Ltd.                                                             120
     3,422   Schindler Holding AG Reg                                             520
     1,100   SMC Corp.                                                            279
                                                                           ----------
                                                                                1,737
                                                                           ----------
             MARINE (0.1%)
        12   A.P. Moller-Maersk A/S "A"                                           141
       157   A.P. Moller-Maersk A/S "B"                                         1,919
                                                                           ----------
                                                                                2,060
                                                                           ----------
             RAILROADS (0.5%)
    65,700   Canadian Pacific Railway Ltd.                                     10,315
    27,500   West Japan Railway Co.                                             1,127
                                                                           ----------
                                                                               11,442
                                                                           ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
    34,700   ITOCHU Corp.                                                         431
    37,000   Marubeni Corp.                                                       259
   112,700   Mitsubishi Corp.                                                   2,156
    39,900   Mitsui & Co. Ltd.                                                    613
    29,000   Sojitz Corp.                                                          51
    26,300   Sumitomo Corp.                                                       347
    54,846   Travis Perkins plc                                                 1,796
                                                                           ----------
                                                                                5,653
                                                                           ----------
             TRUCKING (0.0%)
    44,000   ComfortDelGro Corp. Ltd.                                              67
    19,000   Nippon Express Co. Ltd.                                               88
                                                                           ----------
                                                                                  155
                                                                           ----------
             Total Industrials                                                 61,415
                                                                           ----------

             INFORMATION TECHNOLOGY (1.2%)
             -----------------------------
             APPLICATION SOFTWARE (0.0%)
     1,578   SAP AG                                                               128
                                                                           ----------
             COMPUTER HARDWARE (0.0%)
     5,000   Fujitsu Ltd.*                                                         31
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    42,899   Amadeus IT Holding S.A. "A"                                        1,887
    10,494   Computershare Ltd.                                                   111
                                                                           ----------
                                                                                1,998
                                                                           ----------
             ELECTRONIC COMPONENTS (0.1%)
       700   Hirose Electric Co. Ltd.                                             100
     9,700   HOYA Corp.                                                           287
    22,300   Murata Manufacturing Co. Ltd.                                      2,123
     5,400   Omron Corp.                                                          227

================================================================================

11  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     2,800   TDK Corp.                                                     $      121
                                                                           ----------
                                                                                2,858
                                                                           ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
     5,900   Citizen Holdings Co. Ltd.                                             48
    71,600   FUJIFILM Holdings Corp.                                            2,057
   177,000   Hitachi Ltd.                                                       1,397
     1,100   Keyence Corp.                                                        472
     5,000   Shimadzu Corp.                                                        41
                                                                           ----------
                                                                                4,015
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (0.1%)
    29,549   Cap Gemini                                                         2,314
                                                                           ----------
             OFFICE ELECTRONICS (0.0%)
    11,500   Konica Minolta, Inc.                                                 117
    67,000   Ricoh Co. Ltd.                                                       840
                                                                           ----------
                                                                                  957
                                                                           ----------
             SEMICONDUCTORS (0.7%)
    37,125   Infineon Technologies AG                                             421
   266,839   NXP Semiconductors N.V.*                                          15,005
     6,500   ROHM Co.                                                             336
                                                                           ----------
                                                                               15,762
                                                                           ----------
             SYSTEMS SOFTWARE (0.0%)
     2,300   Trend Micro, Inc.                                                     77
                                                                           ----------

             Total Information Technology                                      28,140
                                                                           ----------

             MATERIALS (1.6%)
             ----------------
             COMMODITY CHEMICALS (0.3%)
   223,000   Asahi Kasei Corp.                                                  1,584
     6,000   Kaneka Corp.                                                          39
     7,900   Kuraray Co. Ltd.                                                      88
    59,000   LyondellBasell Industries N.V. "A"                                 5,197
     8,386   Orica Ltd.                                                           181
                                                                           ----------
                                                                                7,089
                                                                           ----------
             CONSTRUCTION MATERIALS (0.0%)
     4,021   Imerys S.A.                                                          375
                                                                           ----------
             DIVERSIFIED CHEMICALS (0.2%)
    30,197   BASF SE                                                            3,477
                                                                           ----------
             DIVERSIFIED METALS & MINING (0.7%)
    97,778   Anglo American plc                                                 2,507
    71,503   BHP Billiton Ltd.                                                  2,449
    95,323   BHP Billiton plc                                                   3,078
    25,000   Mitsubishi Materials Corp.                                            78
       702   Rio Tinto plc                                                         40
   125,400   Rio Tinto plc ADR                                                  7,186
   127,000   Sumitomo Metal Mining Co. Ltd.                                     1,660
                                                                           ----------
                                                                               16,998
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    34,452   K+S AG                                                             1,165
    70,000   Potash Corp. of Saskatchewan, Inc.                                 2,330
    38,688   Yara International ASA                                             1,569
                                                                           ----------
                                                                                5,064
                                                                           ----------
             INDUSTRIAL GASES (0.0%)
     3,000   Air Water, Inc.                                                       44
                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             PAPER PRODUCTS (0.0%)
    18,000   Oji Holdings Corp.                                            $       86
                                                                           ----------
             SPECIALTY CHEMICALS (0.0%)
     7,000   Daicel Corp.                                                          60
     1,063   EMS-Chemie Holding AG                                                410
     4,000   Nippon Paint Co. Ltd.                                                 61
                                                                           ----------
                                                                                  531
                                                                           ----------
             STEEL (0.2%)
   375,457   Fortescue Metals Group Ltd.                                        1,823
    10,800   JFE Holdings, Inc.                                                   220
    56,000   Kobe Steel Ltd.*                                                      76
     1,200   Maruichi Steel Tube Ltd.                                              34
   179,000   Nippon Steel & Sumitomo Metal Corp.                                  522
    34,280   Voestalpine AG                                                     1,545
                                                                           ----------
                                                                                4,220
                                                                           ----------
             Total Materials                                                   37,884
                                                                           ----------

             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    71,340   Bezeq The Israeli Telecommunication Corp. Ltd.                       116
   406,133   BT Group plc                                                       2,787
   153,931   Deutsche Telekom AG                                                2,612
     8,258   Elisa Oyj                                                            231
    38,300   Nippon Telegraph & Telephone Corp.                                 2,146
    49,081   Orange                                                               614
    13,649   Portugal Telecom SGPS S.A.                                            61
     1,701   Swisscom AG                                                        1,008
 1,391,982   Telecom Italia S.p.A.                                              1,220
                                                                           ----------
                                                                               10,795
                                                                           ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    38,200   KDDI Corp.                                                         2,327
     1,424   Millicom International Cellular S.A. Swedish Depository
                Receipts                                                          148
    28,100   NTT DOCOMO, Inc.                                                     470
    92,000   Rogers Communications, Inc. "B"                                    3,558
     1,200   SoftBank Corp.                                                        90
   335,232   Vodafone Group plc                                                 1,398
    98,836   Vodafone Group plc ADR                                             4,109
                                                                           ----------
                                                                               12,100
                                                                           ----------
             Total Telecommunication Services                                  22,895
                                                                           ----------

             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
   136,000   Cheung Kong Infrastructure Holdings Ltd.                             890
    15,000   Chubu Electric Power Co., Inc.                                       185
     6,800   Chugoku Electric Power Co., Inc.                                      96
    24,356   EDF S.A.                                                             969
   325,357   EDP-Energias de Portugal S.A.                                      1,410
     4,200   Hokkaido Electric Power Co., Inc.*                                    43
     3,900   Hokuriku Electric Power Co.                                           50
    44,200   Iberdrola S.A.                                                       294
    15,500   Kansai Electric Power Co., Inc.*                                     173
     9,900   Kyushu Electric Power Co., Inc.*                                     127
     4,000   Shikoku Electric Power Co.*                                           62
    15,653   SSE plc                                                              368
     9,400   Tohoku Electric Power Co., Inc.*                                     110
    33,300   Tokyo Electric Power Co., Inc.*                                      155
                                                                           ----------
                                                                                4,932
                                                                           ----------

================================================================================

13  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             GAS UTILITIES (0.0%)
    17,071   Snam S.p.A.                                                   $       97
    32,000   Tokyo Gas Co. Ltd.                                                   160
                                                                           ----------
                                                                                  257
                                                                           ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
     2,600   Electric Power Development Co. Ltd.                                   81
                                                                           ----------
             MULTI-UTILITIES (0.2%)
    34,091   Centrica plc                                                         182
   121,457   E.ON SE                                                            2,317
    73,731   GDF Suez                                                           1,892
    87,300   National Grid plc                                                  1,220
                                                                           ----------
                                                                                5,611
                                                                           ----------
             Total Utilities                                                   10,881
                                                                           ----------
             Total Common Stocks (cost: $318,349)                             384,265
                                                                           ----------

             PREFERRED STOCKS (0.2%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
     1,180   Bayerische Motoren Werke AG                                          104
     9,772   Volkswagen AG                                                      2,549
                                                                           ----------
                                                                                2,653
                                                                           ----------
             Total Consumer Discretionary                                       2,653
                                                                           ----------

             FINANCIALS (0.1%)
             -----------------
             REINSURANCE (0.1%)
     3,000   American Overseas Group Ltd., 7.50%, non-cumulative,
                perpetual, acquired 1/23/2007 - 3/02/2007;
                cost $3,065*(b),(c)                                               750
                                                                           ----------
             Total Preferred Stocks (cost: $5,704)                              3,403
                                                                           ----------

             EXCHANGE-TRADED FUNDS (14.0%)
   257,748   EGShares Emerging Markets Consumer ETF                             6,593
   397,395   iShares Core MSCI EAFE ETF                                        24,372
 1,657,455   iShares Core MSCI Emerging Markets ETF                            78,530
 1,320,800   iShares MSCI EAFE ETF                                             89,088
   591,274   iShares MSCI Germany ETF                                          18,749
   878,182   iShares MSCI Hong Kong ETF                                        17,722
   245,473   iShares MSCI Indonesia ETF                                         6,274
   337,582   iShares MSCI Malaysia ETF                                          5,175
   104,620   iShares MSCI Philippines ETF                                       3,576
   168,463   iShares MSCI South Korea Capped ETF                               10,290
   235,662   iShares MSCI Turkey ETF                                           10,058
 1,678,972   iShares MSCI United Kingdom ETF                                   35,695
   107,983   SPDR S&P Emerging Markets SmallCap ETF                             4,962
   126,949   Vanguard FTSE Emerging Markets ETF                                 4,937
   170,548   WisdomTree Emerging Markets Equity Income Fund                     8,103
   182,288   WisdomTree Emerging Markets SmallCap Dividend Fund                 8,236
   430,540   WisdomTree India Earnings Fund                                     7,276
             Total Exchange-Traded Funds (cost: $321,706)                     339,636
             Total International Equity Securities (cost: $645,759)           727,304

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (3.2%)

             GOLD (1.8%)

             AFRICAN GOLD COMPANIES (0.3%)
   145,000   AngloGold Ashanti Ltd. ADR*                                   $    2,549
   340,000   Gold Fields Ltd. ADR                                               1,255
   545,000   Harmony Gold Mining Co. Ltd. ADR                                   1,766
    47,500   Sibanye Gold Ltd. ADR                                                380
                                                                           ----------
                                                                                5,950
                                                                           ----------
             AUSTRALIAN GOLD COMPANIES (0.1%)
   238,000   Newcrest Mining Ltd.                                               2,408
                                                                           ----------
             EUROPEAN GOLD COMPANIES (0.1%)
    41,500   Randgold Resources Ltd. ADR                                        3,280
                                                                           ----------

             NORTH AMERICAN GOLD COMPANIES (1.2%)
    32,000   Agnico-Eagle Mines Ltd.                                            1,028
   100,000   Alamos Gold, Inc.                                                    958
   295,857   AuRico Gold, Inc.                                                  1,456
   525,000   B2Gold Corp.*                                                      1,517
    57,000   Barrick Gold Corp.                                                 1,162
   250,000   Centerra Gold, Inc.                                                1,120
   358,000   Eldorado Gold Corp.                                                2,384
    90,000   Goldcorp, Inc.                                                     2,424
   540,000   IAMGOLD Corp.                                                      2,003
   250,000   Kinross Gold Corp.                                                 1,305
    51,000   Newmont Mining Corp.                                               1,186
   410,000   Osisko Mining Corp.*                                               2,610
    85,000   Primero Mining Corp.*                                                551
    61,000   Royal Gold, Inc.                                                   4,191
   902,884   Semafo, Inc.                                                       3,629
   150,000   Yamana Gold, Inc.                                                  1,506
                                                                           ----------
                                                                               29,030
                                                                           ----------
             SOUTH AMERICAN GOLD COMPANIES (0.1%)
   254,000   Compania de Minas Buenaventura S.A. ADR                            3,201
                                                                           ----------
             Total Gold (cost: $54,808)                                        43,869
                                                                           ----------
             SILVER (0.2%)
   235,000   Pan American Silver Corp.                                          3,311
   107,000   Tahoe Resources, Inc.*                                             2,511
                                                                           ----------
             Total Silver (cost: $5,855)                                        5,822
                                                                           ----------
             EXCHANGE-TRADED FUNDS (1.2%)
   222,842   SPDR Gold Shares* (cost $36,840)                                  28,439
                                                                           ----------
             Total Precious Metals and Commodity-Related
                Securities (cost: $97,503)                                     78,130
                                                                           ----------

             GLOBAL REAL ESTATE EQUITY SECURITIES (0.3%)

             COMMON STOCKS (0.3%)

             DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
    13,000   Daiwa House Industry Co. Ltd.                                        236
    12,105   Lend Lease Group                                                     122

================================================================================

15  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
    12,500   Swire Pacific Ltd. "A"                                                              $      140
   104,000   Wheelock & Co. Ltd.                                                                        425
                                                                                                 ----------
                                                                                                        923
                                                                                                 ----------

             REITs - DIVERSIFIED (0.0%)
   108,472   BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                                      --
    65,768   British Land Co. plc                                                                       768
   326,280   Dexus Property Group                                                                       311
    39,418   GPT Group                                                                                  131
    29,482   Land Securities Group plc                                                                  536
                                                                                                 ----------
                                                                                                      1,746
                                                                                                 ----------

             REITs - OFFICE (0.1%)
 1,248,000   CapitaCommercial Trust                                                                   1,442
                                                                                                 ----------

             REITs - RETAIL (0.2%)
   363,500   Link REIT                                                                                1,686
     7,868   Unibail-Rodamco                                                                          2,073
   144,620   Westfield Retail Trust                                                                     402
                                                                                                 ----------
                                                                                                      4,161
                                                                                                 ----------
             Total Common Stocks (cost: $7,977)                                                       8,272
                                                                                                 ----------
             Total Global Real Estate Equity Securities(cost: $7,977)                                 8,272
                                                                                                 ----------

PRINCIPAL
AMOUNT                                                             COUPON
(000)                                                                RATE         MATURITY
-----------------------------------------------------------------------------------------------------------
             BONDS (35.2%)

             CORPORATE OBLIGATIONS (16.6%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             PUBLISHING (0.1%)
$      893   McGraw-Hill Global Education Holdings, LLC (d)          9.00%       3/22/2019              908
     1,000   McGraw-Hill Global Education Holdings, LLC (a)          9.75        4/01/2021            1,112
                                                                                                 ----------
                                                                                                      2,020
                                                                                                 ----------
             Total Consumer Discretionary                                                             2,020
                                                                                                 ----------

             ENERGY (3.3%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     2,000   Alta Mesa Holdings, LP                                  9.63       10/15/2018            2,160
     2,000   Fieldwood Energy, LLC (d)                               8.38        9/30/2020            2,078
     2,000   Forest Oil Corp.                                        7.25        6/15/2019            1,730
     2,000   Halcon Resources Corp. (a)                              9.25        2/15/2022            2,060
     2,000   Midstates Petroleum Co., Inc. & Midstates
                Petroleum Co., LLC                                   9.25        6/01/2021            2,125
     2,000   Penn Virginia Corp.                                     8.50        5/01/2020            2,210
     2,000   Quicksilver Resources, Inc. (d)                         7.00        6/21/2019            2,001
     2,150   Rex Energy Corp.                                        8.88       12/01/2020            2,386
     1,000   Sabine Oil & Gas, LLC (d)                               8.75       12/31/2018            1,016
     2,000   Samson Investment Co. (d)                               5.00        9/25/2018            2,021
                                                                                                 ----------
                                                                                                     19,787
                                                                                                 ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.1%)
$    1,750   Northern Tier Energy, LLC & Northern Tier
                Finance Corp.                                        7.13%      11/15/2020       $    1,890
                                                                                                 ----------
             OIL & GAS STORAGE & TRANSPORTATION (2.4%)
    10,000   DCP Midstream, LLC (a)                                  5.85        5/21/2043            9,425
     8,780   Enbridge Energy Partners, LP (e)                        8.05       10/01/2037            9,896
    15,270   Energy Transfer Partners, LP                            3.26 (f)   11/01/2066           14,048
    10,980   Enterprise Products Operating, LLC (e)                  7.00        6/01/2067           11,456
     2,000   Martin Midstream Partners, LP                           7.25        2/15/2021            2,105
       369   NuStar Logistics, LP                                    7.63        1/15/2043            9,938
     2,352   Southern Union Co.                                      3.26 (f)   11/01/2066            1,929
                                                                                                 ----------
                                                                                                     58,797
                                                                                                 ----------
             Total Energy                                                                            80,474
                                                                                                 ----------

             FINANCIALS (9.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    16,000   State Street Capital Trust IV                           1.24 (f)    6/01/2077           12,560
     2,000   Walter Investment Management Corp. (a)                  7.88       12/15/2021            2,020
                                                                                                 ----------
             Total Asset Management & Custody Banks                                                  14,580
                                                                                                 ----------
             CONSUMER FINANCE (0.4%)
     8,052   American Express Co. (e)                                6.80        9/01/2066            8,787
                                                                                                 ----------
             DIVERSIFIED BANKS (0.1%)
     2,000   Compass Bank                                            6.40       10/01/2017            2,229
                                                                                                 ----------
             LIFE & HEALTH INSURANCE (2.2%)
       385   Delphi Financial Group, Inc.                            7.38        5/15/2037            9,607
    12,342   Lincoln National Corp. (e)                              7.00        5/17/2066           12,651
     1,000   Lincoln National Corp.                                  6.05        4/20/2067              998
     5,500   Principal Financial Global Fund, LLC                    0.76 (f)    1/10/2031            4,845
     7,800   Prudential Financial, Inc.                              5.63        6/15/2043            8,093
     2,135   Prudential Financial, Inc.                              5.20        3/15/2044            2,124
    13,935   StanCorp Financial Group, Inc. (e)                      6.90        6/01/2067           14,074
                                                                                                 ----------
                                                                                                     52,392
                                                                                                 ----------
             MULTI-LINE INSURANCE (1.8%)
    15,127   Genworth Holdings, Inc. (e)                             6.15       11/15/2066           13,980
    17,255   Glen Meadow Pass-Through Trust (a),(e)                  6.51        2/12/2067           16,953
    12,810   Nationwide Mutual Insurance Co. (a),(e)                 5.81       12/15/2024           13,178
                                                                                                 ----------
                                                                                                     44,111
                                                                                                 ----------
             MULTI-SECTOR HOLDINGS (0.2%)
     5,325   BNSF Funding Trust I                                    6.61       12/15/2055            5,890
                                                                                                 ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
     3,137   ILFC E-Capital Trust I (a)                              5.46 (f)   12/21/2065            2,933
     5,000   JPMorgan Chase Capital XIII                             1.20 (f)    9/30/2034            4,100
    10,000   JPMorgan Chase Capital XXI                              1.19 (f)    2/02/2037            7,600
                                                                                                 ----------
                                                                                                     14,633
                                                                                                 ----------
             PROPERTY & CASUALTY INSURANCE (2.3%)
    10,800   Allstate Corp.                                          5.75        8/15/2053           11,253
    10,000   AmTrust Financial Services, Inc. (a)                    6.13        8/15/2023           10,047
    11,050   HSB Group, Inc.                                         1.15 (f)    7/15/2027            8,564
    12,400   Ironshore Holdings, Inc. (a)                            8.50        5/15/2020           14,481
     4,000   Progressive Corp.                                       6.70        6/15/2037            4,458
     6,500   Travelers Companies, Inc. (e)                           6.25        3/15/2037            7,004
                                                                                                 ----------
                                                                                                     55,807
                                                                                                 ----------
             REGIONAL BANKS (1.3%)
     1,000   Allfirst Preferred Capital Trust                        1.74 (f)    7/15/2029              830
        31   Citizens Funding Trust I                                7.50        9/15/2066              795
     1,000   Emigrant Bancorp, Inc. (a),(e)                          6.25        6/15/2014            1,019

================================================================================

17  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
$    4,000   First Maryland Capital Trust I                          1.24% (f)   1/15/2027       $    3,360
     5,000   Fulton Capital Trust I (e)                              6.29        2/01/2036            4,487
     2,000   Huntington Capital Trust II "B"                         0.87 (f)    6/15/2028            1,640
     3,500   M&T Capital Trust I (e)                                 8.23        2/01/2027            3,561
     5,039   Manufacturers & Traders Trust Co. (e)                   5.63       12/01/2021            5,289
    13,000   Suntrust Capital I                                      0.91 (f)    5/15/2027           10,660
                                                                                                 ----------
                                                                                                     31,641
                                                                                                 ----------
             REINSURANCE (0.2%)
     4,000   Alterra USA Holdings Ltd. (a),(e)                       7.20        4/14/2017            4,514
                                                                                                 ----------
             REITs - RETAIL (0.1%)
     3,000   Brixmor, LLC                                            5.30        1/15/2015            3,041
       413   Brixmor, LLC                                            7.68       11/02/2026              415
                                                                                                 ----------
                                                                                                      3,456
                                                                                                 ----------
             Total Financials                                                                       238,040
                                                                                                 ----------
             INDUSTRIALS (0.6%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
    13,560   Textron Financial Corp. (a),(e)                         6.00        2/15/2067           12,238
                                                                                                 ----------
             AIRLINES (0.1%)
       999   America West Airlines, Inc. Pass-Through Trust (INS)    7.93        1/02/2019            1,099
       949   Continental Airlines, Inc. "B" Pass-Through Trust       6.25        4/11/2020            1,006
                                                                                                 ----------
                                                                                                      2,105
                                                                                                 ----------
             Total Industrials                                                                       14,343
                                                                                                 ----------

             TELECOMMUNICATION SERVICES (0.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
        13   Qwest Corp.                                             7.50        9/15/2051              327
                                                                                                 ----------
             UTILITIES (2.8%)
             ----------------
             ELECTRIC UTILITIES (1.6%)
    12,000   Enel S.p.A. (a)                                         8.75        9/24/2073           13,410
     6,085   NextEra Energy Capital Holdings, Inc. (e)               6.35       10/01/2066            6,012
     7,000   NextEra Energy Capital Holdings, Inc. (e)               6.65        6/15/2067            7,058
       500   NextEra Energy Capital Holdings, Inc.                   7.30        9/01/2067              550
     7,400   PPL Capital Funding, Inc. (e)                           6.70        3/30/2067            7,424
     1,000   SPI Electricity Property Ltd. (INS)(a),(e)              7.25       12/01/2016            1,117
     4,000   Texas Competitive Electric Holdings Co., LLC (d)        4.74       10/10/2017            2,798
                                                                                                 ----------
                                                                                                     38,369
                                                                                                 ----------
             Multi-Utilities (1.2%)
     6,350   Dominion Resources, Inc. (e)                            7.50        6/30/2066            6,906
     3,500   Dominion Resources, Inc. (e)                            2.55 (f)    9/30/2066            3,255
     5,391   Integrys Energy Group, Inc. (e)                         6.11       12/01/2066            5,401
    10,000   Puget Sound Energy, Inc. (e)                            6.97        6/01/2067           10,193
     3,000   Wisconsin Energy Corp.                                  6.25        5/15/2067            3,070
                                                                                                 ----------
                                                                                                     28,825
                                                                                                 ----------
             Total Utilities                                                                         67,194
                                                                                                 ----------
             Total Corporate Obligations (cost: $366,908)                                           402,398
                                                                                                 ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
             EURODOLLAR AND YANKEE OBLIGATIONS (5.6%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
$    2,020   JBS S.A.                                                10.50%     8/04/2016        $    2,283
                                                                                                 ----------

             ENERGY (0.4%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
     9,650   TransCanada Pipelines Ltd. (e)                           6.35      5/15/2067            10,015
                                                                                                 ----------

             FINANCIALS (3.8%)
             -----------------
             DIVERSIFIED BANKS (1.5%)
     2,000   Barclays Bank plc                                        0.56 (f)           -(g)         1,306
    11,500   Barclays Bank plc                                        0.69 (f)           -(g)         7,648
     5,485   Barclays Bank plc                                        0.69 (f)           -(g)         3,655
     2,000   Barclays Bank plc (a)                                    7.70               -(g)         2,199
     5,600   HSBC Bank plc                                            0.60 (f)           -(g)         3,788
    18,000   HSBC Bank plc                                            0.69 (f)           -(g)        12,217
     2,500   LBI HF, acquired 10/12/2007; cost
                $2,500(a),(b),(c),(h)                                 7.43               -(g)            --
     4,000   Lloyds Bank plc                                          0.43 (f)           -(g)         2,700
     5,150   Lloyds Bank plc                                          0.63 (f)           -(g)         3,476
                                                                                                 ----------
                                                                                                     36,989
                                                                                                 ----------
             LIFE & HEALTH INSURANCE (0.4%)
     9,800   Great-West Life & Annuity Insurance Capital, LP (a),(e)  7.15      5/16/2046            10,143
                                                                                                 ----------
             PROPERTY & CASUALTY INSURANCE (1.3%)
    19,315   Oil Insurance Ltd. (a),(e)                               3.23 (f)           -(g)        17,839
    11,950   QBE Capital Funding III Ltd. (a),(e)                     7.25      5/24/2041            12,475
                                                                                                 ----------
                                                                                                     30,314
                                                                                                 ----------
             REGIONAL BANKS (0.0%)
     3,000   Glitnir Banki hf, acquired 9/11/2006 and
                10/18/2006; cost $3,051(a),(b),(c),(h)                7.45               -(g)            --
                                                                                                 ----------
             REINSURANCE (0.6%)
     3,750   Platinum Underwriters Finance, Inc. (e)                  7.50      6/01/2017             4,259
     9,650   Swiss Re Capital I, LP (a),(e)                           6.85               -(g)        10,388
                                                                                                 ----------
                                                                                                     14,647
                                                                                                 ----------
             Total Financials                                                                        92,093
                                                                                                 ----------
             INDUSTRIALS (0.1%)
             ------------------
             AIRLINES (0.0%)
     1,300   Air Canada "C" Pass-Through Trust (a)                    6.63      5/15/2018             1,332
                                                                                                 ----------
             MARINE (0.1%)
     2,000   Navios Maritime Holdings, Inc. (a)                       7.38      1/15/2022             2,080
                                                                                                 ----------
             Total Industrials                                                                        3,412
                                                                                                 ----------
             MATERIALS (0.7%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
     2,000   Cemex Espana Luxembourg (a)                              9.88      4/30/2019             2,300
                                                                                                 ----------
             DIVERSIFIED METALS & MINING (0.1%)
     2,000   Vedanta Resources plc (a)                                6.00      1/31/2019             1,988
                                                                                                 ----------
             GOLD (0.5%)
     2,600   Kinross Gold Corp. (a),(i)                               5.95      3/15/2024             2,612

================================================================================

19  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
$    8,000   Newcrest Finance Pty Ltd. (a)                           4.45%      11/15/2021       $    7,205
     3,000   St. Barbara Ltd. (a)                                    8.88        4/15/2018            2,535
                                                                                                 ----------
             Total Gold                                                                              12,352
                                                                                                 ----------
             Total Materials                                                                         16,640
                                                                                                 ----------

             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
       150   Altice Financing S.A. (a)                               7.88       12/15/2019              164
     3,000   NII International Telecom SCA (a)                       7.88        8/15/2019            2,115
                                                                                                 ----------
             Total Wireless Telecommunication Services                                                2,279
                                                                                                 ----------
             Total Telecommunication Services                                                         2,279
                                                                                                 ----------

             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
     7,500   Electricite De France S.A.  (a)                         5.25                -(g)         7,571
                                                                                                 ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
       700   AES Gener S.A. (a)                                      8.38       12/18/2073              744
                                                                                                 ----------
             Total Utilities                                                                          8,315
                                                                                                 ----------
             Total Eurodollar and Yankee Obligations (cost: $124,274)                               135,037
                                                                                                 ----------

             ASSET-BACKED SECURITIES (0.1%)

             FINANCIALS (0.1%)
             -----------------
             ASSET-BACKED FINANCING (0.1%)
     3,000   SLC Student Loan Trust                                  0.69 (f)    7/15/2036            2,550
     1,334   SLM Student Loan Trust                                  0.79 (f)   10/25/2038            1,204
                                                                                                 ----------
                                                                                                      3,754
                                                                                                 ----------
             Total Financials                                                                         3,754
                                                                                                 ----------
             Total Asset-Backed Securities (cost: $3,388)                                             3,754
                                                                                                 ----------

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

             FINANCIALS (0.1%)
     1,481   Sequoia Mortgage Trust                                  1.05 (f)    9/20/2033            1,305
                                                                                                 ----------
             Total Collateralized Mortgage Obligations (cost: $1,297)                                 1,305
                                                                                                 ----------

             COMMERCIAL MORTGAGE SECURITIES (9.0%)

             FINANCIALS (9.0%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.0%)
     2,444   Banc of America Commercial Mortgage, Inc. (a)           5.30       12/10/2042            2,374
     2,000   Banc of America Commercial Mortgage, Inc. (e)           4.77        7/10/2043            2,007
    10,000   Banc of America Commercial Mortgage, Inc.               5.85        7/10/2044           10,486
     8,500   Banc of America Commercial Mortgage, Inc.               5.77        5/10/2045            9,066
     2,000   Banc of America Commercial Mortgage, Inc.               5.46        9/10/2045            2,146
     2,000   Banc of America Commercial Mortgage, Inc.               5.42       10/10/2045            2,023
     6,000   Banc of America Commercial Mortgage, Inc. (e)           5.18        9/10/2047            6,246
     5,358   Banc of America Commercial Mortgage, Inc. (a),(e)       5.54        9/10/2047            5,585
     3,500   Banc of America Commercial Mortgage, Inc.               6.29        2/10/2051            3,744
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.       5.49       12/11/2040            1,896
     4,000   Bear Stearns Commercial Mortgage Securities, Inc.       5.21        2/11/2041            4,059

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
$    2,000   Bear Stearns Commercial Mortgage Securities, Inc. (a)   5.66%       9/11/2041       $    1,979
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.       5.60       10/12/2041            1,895
     5,440   Bear Stearns Commercial Mortgage Securities, Inc.       4.99        9/11/2042            5,688
     8,000   Citigroup Commercial Mortgage Trust                     5.78        3/15/2049            8,336
    10,000   Commercial Mortgage Loan Trust                          5.82        7/10/2038           10,421
     6,000   Commercial Mortgage Loan Trust (e)                      6.01       12/10/2049            6,381
     2,000   Commercial Mortgage Loan Trust (a)                      5.54       12/11/2049            2,166
     2,000   Credit Suisse Commercial Mortgage Pass-Through Trust    5.79        6/15/2038            2,003
    16,400   Credit Suisse Commercial Mortgage Pass-Through Trust    0.34        2/15/2040           14,074
     2,213   Credit Suisse First Boston Mortgage Securities
                Corp. (a)                                            5.02        1/15/2037            2,209
     8,000   GE Capital Commercial Mortgage Corp.                    5.28        3/10/2044            7,889
     2,000   GE Capital Commercial Mortgage Corp.                    5.31       11/10/2045            1,987
     5,355   GE Capital Commercial Mortgage Corp.                    5.61       12/10/2049            5,573
     3,500   GMAC Commercial Mortgage Securities, Inc.               4.97       12/10/2041            3,548
     1,000   GMAC Commercial Mortgage Securities, Inc.               4.98       12/10/2041              946
     4,000   GS Mortgage Securities Corp. II                         5.58        4/10/2038            4,092
     2,200   GS Mortgage Securities Corp. II                         5.84        8/10/2038            2,201
     2,800   GS Mortgage Securities Corp. II                         4.78        7/10/2039            2,876
       625   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.00       10/15/2042              661
    11,225   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.04       10/15/2042           11,621
     8,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.57        4/15/2043            8,259
     2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.40       12/15/2044            2,119
     2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.40       12/15/2044            2,086
     2,500   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.48        5/15/2045            2,622
     5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.41        5/15/2047            4,373
     4,500   J.P. Morgan Chase Commercial Mortgage Securities Corp.  6.03        2/15/2051            5,044
     2,000   LB-UBS Commercial Mortgage Trust                        5.28        2/15/2041            2,029
     6,500   Merrill Lynch Mortgage Trust                            5.14        7/12/2038            6,778
     2,500   Merrill Lynch Mortgage Trust                            5.18        7/12/2038            2,472
     1,000   Merrill Lynch Mortgage Trust                            5.21        7/12/2038              926
    11,500   Merrill Lynch Mortgage Trust                            5.66        5/12/2039           11,727
     7,000   Merrill Lynch Mortgage Trust                            5.01       10/12/2041            7,071
     1,000   Merrill Lynch Mortgage Trust                            5.42        1/12/2044            1,030
     3,000   ML-CFC Commercial Mortgage Trust                        5.42        8/12/2048            3,202
     3,000   ML-CFC Commercial Mortgage Trust (e)                    5.89        8/12/2049            3,142
       878   Morgan Stanley Capital I, Inc.                          5.15        8/13/2042              907
       723   Morgan Stanley Capital I, Inc.                          5.17        8/13/2042              738
     2,000   Morgan Stanley Capital I, Inc.                          5.50        3/12/2044            2,092
     3,400   Wachovia Bank Commercial Mortgage Trust                 5.72        5/15/2043            3,600
     1,337   Wachovia Bank Commercial Mortgage Trust (a)             4.99        5/15/2044            1,280
                                                                                                 ----------
                                                                                                    217,675
                                                                                                 ----------
             Total Financials                                                                       217,675
                                                                                                 ----------
             Total Commercial Mortgage Securities (cost: $192,261)                                  217,675
                                                                                                 ----------

================================================================================

21  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (0.0%)(j)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
$        5   Government National Mortgage Assn. I                    6.50%       5/15/2023       $        5
        20   Government National Mortgage Assn. I                    6.50        4/15/2024               22
         9   Government National Mortgage Assn. I                    7.50        3/15/2017                9
        11   Government National Mortgage Assn. I                    7.50        3/15/2017               12
         2   Government National Mortgage Assn. I                    8.00        6/15/2016                2
         3   Government National Mortgage Assn. I                    8.00       11/15/2016                3
         2   Government National Mortgage Assn. I                    8.50        6/15/2016                2
         1   Government National Mortgage Assn. I                    8.50        6/15/2016                1
         2   Government National Mortgage Assn. I                    8.50        7/15/2016                2
         1   Government National Mortgage Assn. I                    8.50        9/15/2016                1
         3   Government National Mortgage Assn. I                    8.50       12/15/2016                3
         1   Government National Mortgage Assn. I                    8.50        1/15/2017                1
         1   Government National Mortgage Assn. I                    8.50        2/15/2017                1
         1   Government National Mortgage Assn. I                    9.00        6/15/2016                1
         1   Government National Mortgage Assn. I                    9.00        7/15/2016                1
         1   Government National Mortgage Assn. I                    9.00        9/15/2016                1
         1   Government National Mortgage Assn. I                    9.00       10/15/2016                1
         1   Government National Mortgage Assn. I                    9.50       11/15/2016                1
         1   Government National Mortgage Assn. I                    9.50       11/15/2016                1
                                                                                                 ----------
                                                                                                         70
                                                                                                 ----------
             Total U.S. Government Agency Issues (cost: $64)                                             70
                                                                                                 ----------

             U.S. TREASURY SECURITIES (3.8%)

             NOTES (3.8%)
     1,880   1.63%, 11/15/2022                                                                        1,752
    75,000   1.75%, 5/15/2022                                                                        71,361
     2,328   2.00%, 2/15/2023                                                                         2,228
     8,000   2.75%, 11/15/2023                                                                        8,083
    10,000   2.75%, 2/15/2024                                                                        10,080
                                                                                                 ----------
             Total U.S. Treasury Securities (cost: $97,415)                                          93,504
                                                                                                 ----------
             Total Bonds (cost: $785,607)                                                           853,743
                                                                                                 ----------

             MONEY MARKET INSTRUMENTS (3.8%)

             COMMERCIAL PAPER (1.7%)

             ENERGY (1.7%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    15,708   Talisman Energy, Inc. (a),(k)                           0.50        3/03/2014           15,708
                                                                                                 ----------
             OIL & GAS STORAGE & TRANSPORTATION (1.0%)
     3,506   Plains All American Pipeline (a),(k)                    0.23        3/04/2014            3,506
     7,965   Williams Partners LP (a),(k)                            0.31        3/04/2014            7,965
    13,311   Williams Partners LP (a),(k)                            0.32        3/05/2014           13,311
                                                                                                 ----------
             Total Energy                                                                            40,490
                                                                                                 ----------
             Total Commercial Paper (cost: $40,490)                                                  40,490
                                                                                                 ----------

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES    SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (2.1%)
50,499,101   State Street Institutional Liquid Reserve Fund, 0.07% (l) (cost: $50,499)    $     50,499
                                                                                          ------------
             Total Money Market Instruments (cost: $90,989)                                     90,989
                                                                                          ------------

             TOTAL INVESTMENTS (COST: $2,129,344)                                         $  2,411,112
                                                                                          ============

NUMBER OF
CONTRACTS
------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.3%)
    19,550   Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 65                       4,809
     7,820   Put - iShares MSCI Emerging Markets ETF expiring June 21, 2014 at 38                1,083
     1,037   Put - S&P 500 Index expiring June 21, 2014 at 1650                                  1,374
                                                                                          ------------

             TOTAL PURCHASED OPTIONS (COST: $8,016)                                       $      7,266
                                                                                          ============

             WRITTEN OPTIONS (0.1%)
   (19,550)  Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 60                      (2,483)
    (1,037)  Put - S&P 500 Index expiring June 21, 2014 at 1550                                   (731)
                                                                                          ------------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $3,504)                            $     (3,214)
                                                                                          ============

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                          TOTAL
-------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                              $  479,516          $     --       $   --      $  479,516
   Preferred Stocks                                6,254            17,937        4,480          28,671
   Exchange-Traded Funds                         144,487                --           --         144,487
International Equity Securities:
   Common Stocks                                 384,265                --           --         384,265
   Preferred Stocks                                2,653                --          750           3,403
   Exchange-Traded Funds                         339,636                --           --         339,636
Precious Metals and Commodity-Related
Securities:
   Gold                                           43,869                --           --          43,869
   Silver                                          5,822                --           --           5,822
   Exchange-Traded Funds                          28,439                --           --          28,439
Global Real Estate Equity Securities:
   Common Stocks                                   8,272                --           --           8,272
Bonds:
   Corporate Obligations                              --           402,398           --         402,398
   Eurodollar and Yankee Obligations                  --           135,037           --         135,037
   Asset-Backed Securities                            --             3,754           --           3,754
   Collateralized Mortgage Obligations                --             1,305           --           1,305
   Commercial Mortgage Securities                     --           217,675           --         217,675
   U.S. Government Agency Issues                      --                70           --              70
   U.S. Treasury Securities                       93,504                --           --          93,504

================================================================================

23  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                          TOTAL
-------------------------------------------------------------------------------------------------------
Money Market Instruments:
   Commercial Paper                                   --            40,490           --          40,490
   Money Market Funds                             50,499                --           --          50,499
Purchased Options                                  7,266                --           --           7,266
-------------------------------------------------------------------------------------------------------
Total                                         $1,594,482          $818,666       $5,230      $2,418,378
-------------------------------------------------------------------------------------------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                        TOTAL
-------------------------------------------------------------------------------------------------------
Written Options                                    $(3,214)          $--             $--        $(3,214)
-------------------------------------------------------------------------------------------------------
Total                                              $(3,214)          $--             $--        $(3,214)
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                PREFERRED STOCKS
--------------------------------------------------------------------------------
Balance as of May 31, 2013                                                $5,230
Purchases                                                                      -
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss) on investments                                        -
Change in net unrealized appreciation/depreciation of
investments                                                                    -
--------------------------------------------------------------------------------
Balance as of February 28, 2014                                           $5,230
--------------------------------------------------------------------------------

For the period of June 1, 2013, through February 28, 2014, common stocks with a fair value of $195,794,000 and preferred stocks with a fair value of $180,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

25  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks which are valued based on methods discussed in Note A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5, and commercial paper which is valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

27  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held during the nine-month period did not include master netting provisions.

FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid. Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of February 28, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $2,591,000; all of which were when-issued securities.

E. As of February 28, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2014, were $341,073,000 and $60,055,000, respectively, resulting in net unrealized appreciation of $281,018,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,426,229,000 at February 28, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 37.6% of net assets at February 28, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

29  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Ambac Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Security was fair valued at February 28, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $5,230,000, which represented 0.22% of net assets of the Fund.

================================================================================

                                         Notes to Portfolio of Investments |  30

================================================================================

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2014, was $750,000, which represented 0.03% of the Fund's net assets.
(d) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) At February 28, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2014.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) At February 28, 2014, the aggregate market value of securities purchased on a delayed-delivery basis was $2,612,000.
(j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the
     Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(l) Rate represents the money market fund annualized seven-day yield at February 28, 2014.

 *   Non-income-producing security.

================================================================================

31  | USAA Cornerstone Moderately Aggressive Fund





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    4/24/14
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    4/28/14
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    4/24/14
         ------------------------------